Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 33,870	$ 30,509
Senior unsecured debt	24,695	33,416
of which: issued by UBS AG with original maturity greater than one year	24,661	32,621
Covered bonds	11,689	8,814
Subordinated debt	328	689
of which: eligible as non-Basel III-compliant tier 2 capital instruments		207
Debt issued through the Swiss central mortgage institutions	29,169	27,251
Other long-term debt	456	424
Long-term debt	66,337	70,595
Total debt issued measured at amortized cost	$ 100,207	$ 101,104
Unsecured portion of total debt issued measured at amortized cost	100.00%	100.00%
Secured portion of Covered bonds	100.00%	100.00%
Secured portion of Debt issued through the Swiss central mortgage institutions	100.00%	100.00%
Secured portion of Other long-term debt	97.00%	91.00%